Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

14007564

JUL 09 2014
Washington, DC 20549

001-08489

July 9, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 2014 Series A Corporate Units of **Dominion Resources, Inc.** under the Exchange Act of 1934.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com